Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income [Abstract]
Grants	$ 59,142	$ 59,421	$ 59,707
Income from various services and insurance proceeds	34,632	34,181	21,137
Income from the purchase of the long-term operation and maintenance payable to Abengoa	0	38,955	0
Total	93,774	132,557	80,844
Other operating expenses [Abstract]
Raw materials and consumables used	(9,719)	(10,648)	(16,983)
Leases and fees	(1,850)	(1,716)	(6,641)
Operation and maintenance	(116,018)	(145,857)	(129,873)
Independent professional services	(41,579)	(43,229)	(36,178)
Supplies	(25,823)	(25,947)	(20,350)
Insurance	(23,971)	(24,227)	(24,289)
Levies and duties	(34,844)	(37,439)	(52,409)
Other expenses	(7,971)	(21,579)	(14,721)
Total	$ (261,776)	$ (310,642)	$ (301,444)